Related Parties (Details)							12 Months Ended
	Feb. 13, 2023 BRL (R$)	Dec. 15, 2022 BRL (R$)	Nov. 30, 2022 BRL (R$)	Mar. 29, 2022 BRL (R$)	Feb. 01, 2022 BRL (R$)	Jan. 27, 2022 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Jul. 03, 2023 BRL (R$)	May 20, 2022 BRL (R$)	Dec. 31, 2021	Sep. 29, 2021 BRL (R$)	Sep. 03, 2021 BRL (R$)	Aug. 31, 2021 BRL (R$)	Aug. 23, 2021 BRL (R$)	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total value of loan, percentage							2.00%
Interest rate						100.00%						3.00%
Principal amount (in Brazil Real)												R$ 3,000,000
Percentage of CDI						3.00%
Loan agreements CDI, percentage							8.00%
Loans received (in Brazil Real)								R$ 16,799,000					R$ 3,700,000
Percentage of issued shares							50.60%	81.60%
Maturity date		16 months
Principal loan amount								15.00%
Remaining outstanding and payable (in Brazil Real)												R$ 700,000
Borrowings (in Brazil Real)		R$ 1,100,000								R$ 1,500,000
Repayment of loan (in Brazil Real)			R$ 2,600,000
Advisor fee (in Dollars) | $							$ 1,500
Number of stock option units							1,949,796	13,401,980			14,114,763					110,000,000
Percentage of option exercisable							50.00%
Advisor Agreements [Member]
Disclosure of transactions between related parties [line items]
Number of stock option units							285,171
Additional Advisor Agreements [Member]
Disclosure of transactions between related parties [line items]
Number of stock option units							7,453,449
Two Thousand Twenty One Loans [Member]
Disclosure of transactions between related parties [line items]
Interest rate							8.00%
First Loan Agreements [Member]
Disclosure of transactions between related parties [line items]
Interest rate	10.00%
Principal amount (in Brazil Real)						R$ 500,000
Percentage of CDI	100.00%
Maturity date	12 months
Second Loan Agreements [Member]
Disclosure of transactions between related parties [line items]
Interest rate									23.25%
Principal amount (in Brazil Real)						R$ 300,000			R$ 1,039,000
Third Loan Agreement [Member]
Disclosure of transactions between related parties [line items]
Interest rate					100.00%
Principal amount (in Brazil Real)					R$ 1,200,000
Percentage of CDI					3.00%
Fourth Loan Agreement [Member]
Disclosure of transactions between related parties [line items]
Interest rate				100.00%
Principal amount (in Brazil Real)				R$ 1,150,000
Percentage of CDI				3.00%
Related Party Loan Agreements [Member]
Disclosure of transactions between related parties [line items]
Interest rate							100.00%
Schurmann [Member]
Disclosure of transactions between related parties [line items]
Interest rate		10.00%
Principal amount (in Brazil Real)	R$ 3,300,000	R$ 3,200
Percentage of CDI		100.00%
Principal loan amount		15.00%
Stock Option [Member]
Disclosure of transactions between related parties [line items]
Number of stock option units							646,552
Loan commitments [member]
Disclosure of transactions between related parties [line items]
Granted loan (in Brazil Real)														R$ 3,000,000	R$ 6,000,000